Marketable Securities	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Marketable Securities

Marketable securities consist of available-for-sale securities over which the Company does not have significant influence or control.  These investments included $11,029 (June 30, 2012: $20,542) invested in two TSX-Venture entities.